Schedule of Investments	12 Months Ended
Dec. 31, 2014
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
	December 31, 2014				December 31, 2013
	Face	Maturity	Percentage of		Face	Maturity	Percentage of
	Value	Date	Net Assets	Fair value	Value	Date	Net Assets	Fair value
Securities owned

Corporate Bonds
BB & T Corp Note, 2.05% ( cost $0 and $762,121, respectively)	$-	NA	NA	$-	$750,000	4/28/2014	4.97%	$752,693
Goldman Sachs Group Inc Note, 6.00% (cost $0 and $739,576, respectively)	-	NA	NA	-	700,000	5/1/2014	4.70%	712,502
Total Corporate Bonds					1,450,000		9.67%	1,465,195

Total Fixed Income Securities (cost $0 and $1,501,697, respectively)				$-				$1,465,195

Long Positions
Futures Positions
Agriculture			-0.50%	$(52,553)			-0.15%	$(22,282)
Currency			0.00%	-			0.31%	46,836
Energy			-0.12%	(12,759)			-0.14%	(21,904)
Indices			0.00%	(175)			2.98%	450,939
Interest Rate			1.59%	166,261			-0.92%	(138,783)
Metals			-0.01%	(1,425)			0.03%	5,005

Forward Positions
Currency			0.26%	27,671			0.00%	-

Total long positions on open contracts				$127,020				$319,811

Short Positions
Futures Positions
Agriculture			0.89%	$93,077			1.37%	$207,657
Currency			0.38%	39,919			0.31%	46,459
Energy			2.05%	215,346			-0.01%	(770)
Indices			0.00%	-			-0.39%	(58,673)
Interest Rate			0.00%	-			1.15%	174,237
Metals			0.43%	44,785			0.49%	73,915

Forward Positions
Currency			-0.36%	(38,216)			0.00%	-

Total short positions on open contracts				$354,911				$442,825

Total unrealized gain on open contracts				$481,931				$762,636

Short put options on futures contracts
Agriculture (premiums received - $8,212 and $0, respectively)			-0.11%	$(11,963)			0.00%	$-

Short call options on futures contracts
Agriculture (premiums received - $7,800 and $0, respectively)			-0.04%	$(4,013)			0.00%	$-

Total options written on futures contracts				$(15,976)				$-